Financial instruments (Tables)	12 Months Ended
Aug. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial instruments

	August 31, 2025	August 31, 2024
Financial Assets
Measured at amortized cost
Amounts receivable	$3,818	$1,958
Measured at fair value through profit or loss
Cash	7,770	8331

	August 31, 2025	August 31, 2024
Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	18,164	15,545
Measured at fair value through profit or loss
Derivative financial instrument liabilities	1,011	2,273

Schedule of monetary assets and liabilities

	August 31, 2025	August 31, 2024
Monetary Assets
CAD	$499	$621
TZS	8,322	5,543

	August 31, 2025	August 31, 2024
Monetary Liabilities
CAD	$891	$893
TZS	30,555	23,172

Schedule of financial assets and financial liabilities

	August 31, 2025	August 31, 2024
Financial Assets
CAD	$(50)	$(62)
TZS	(832)	(554)
	August 31, 2025	August 31, 2024
Financial Liabilities
CAD	$89	$89
TZS	3,056	2,310